Earnings per share - Summary of earnings per share - 2022, 2021 and 2020 (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Net profit attributable to shareholders	£ 1,634	£ 1,471	£ 1,224	£ 1,505	£ 1,422
Weighted average number of shares, Basic	1,918.5	1,928.0	1,926.2
EPS, Basic	£ 0.852	£ 0.763	£ 0.635	£ 0.774	£ 0.719
Net profit attributable to shareholders	£ 1,634	£ 1,471	£ 1,224
Weighted average number of shares, Diluted	1,929.3	1,939.4	1,937.8
EPS, Diluted	£ 0.847	£ 0.758	£ 0.632